Allowance for Loan Losses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Financing receivable recorded investment number of days past due	90 days
Non-performing loans	$ 1,500,000	$ 783,000
Increase of non-performing loans	$ 667,000